VIRTUS Dividend, Interest & Premium Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2024
($ reported in thousands)
	Par Value	Value
Convertible Bonds and Notes—17.0%
Aerospace & Defense—0.1%
Rocket Lab USA, Inc. 144A 4.250%, 2/1/29(1)	$ 340	$ 775
Auto Manufacturers—0.3%
Rivian Automotive, Inc.
4.625%, 3/15/29	1,875	1,626
3.625%, 10/15/30	2,475	1,914
		3,540

Biotechnology—0.8%
Alnylam Pharmaceuticals, Inc. 1.000%, 9/15/27	2,430	2,770
Halozyme Therapeutics, Inc. 0.250%, 3/1/27	1,485	1,422
Insmed, Inc. 0.750%, 6/1/28	1,265	2,685
Sarepta Therapeutics, Inc. 1.250%, 9/15/27	2,235	2,521
Travere Therapeutics, Inc. 2.250%, 3/1/29	1,180	1,121
		10,519

Commercial Services—0.9%
Affirm Holdings, Inc. 0.000%, 11/15/26(2)	6,060	5,356
Global Payments, Inc. 144A 1.500%, 3/1/31(1)	2,035	1,940
Repay Holdings Corp. 144A 2.875%, 7/15/29(1)	445	425
Shift4 Payments, Inc.
0.000%, 12/15/25	665	812
0.500%, 8/1/27	4,080	4,172
		12,705

Computers—1.2%
CyberArk Software Ltd. 0.000%, 11/15/24	380	666
Lumentum Holdings, Inc. 1.500%, 12/15/29	2,635	3,048
Parsons Corp. 144A 2.625%, 3/1/29(1)	2,960	3,821
Seagate HDD Cayman 3.500%, 6/1/28	1,980	2,648
Varonis Systems, Inc. 144A 1.000%, 9/15/29(1)	2,330	2,348
Western Digital Corp. 144A 3.000%, 11/15/28(1)	2,205	3,149
Zscaler, Inc. 0.125%, 7/1/25	870	1,097
		16,777

Electric Utilities—1.3%
NextEra Energy Capital Holdings, Inc. 144A 3.000%, 3/1/27(1)	3,520	4,366
NRG Energy, Inc. 2.750%, 6/1/48	760	1,672
PG&E Corp. 144A 4.250%, 12/1/27(1)	6,205	6,766
	Par Value	Value

Electric Utilities—continued
Southern Co. (The) 3.875%, 12/15/25	$ 4,980	$ 5,558
		18,362

Electronics—0.2%
OSI Systems, Inc. 144A 2.250%, 8/1/29(1)	2,750	2,678
Energy-Alternate Sources—0.1%
Sunnova Energy International, Inc. 2.625%, 2/15/28	2,680	1,388
Sunrun, Inc. 144A 4.000%, 3/1/30(1)	440	504
		1,892

Engineering & Construction—0.5%
Fluor Corp. 1.125%, 8/15/29	2,180	2,846
Granite Construction, Inc. 144A 3.250%, 6/15/30(1)	2,810	3,597
		6,443

Entertainment—0.6%
Cinemark Holdings, Inc. 4.500%, 8/15/25	710	1,494
IMAX Corp. 0.500%, 4/1/26	1,570	1,637
Live Nation Entertainment, Inc.
2.000%, 2/15/25	3,075	3,449
3.125%, 1/15/29	1,705	2,169
		8,749

Environmental Services—0.2%
Tetra Tech, Inc. 2.250%, 8/15/28	2,470	3,325
Financial Services—0.6%
Coinbase Global, Inc. 0.500%, 6/1/26	3,630	3,536
Encore Capital Group, Inc. 4.000%, 3/15/29	1,625	1,598
SoFi Technologies, Inc. 144A 1.250%, 3/15/29(1)	955	1,308
Upstart Holdings, Inc. 144A 2.000%, 10/1/29(1)	1,540	1,987
		8,429

Health Care REITs—0.4%
Welltower OP LLC 144A 3.125%, 7/15/29(1)	4,745	5,670
Healthcare-Products—0.8%
Exact Sciences Corp.
0.375%, 3/1/28	2,655	2,468
144A 1.750%, 4/15/31(1)	615	613
Insulet Corp. 0.375%, 9/1/26	1,630	1,918
See Notes to Schedule of Investments

VIRTUS Dividend, Interest & Premium Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2024
($ reported in thousands)
	Par Value	Value

Healthcare-Products—continued
iRhythm Technologies, Inc. 144A 1.500%, 9/1/29(1)	$ 1,545	$ 1,404
Lantheus Holdings, Inc. 2.625%, 12/15/27	1,100	1,698
Merit Medical Systems, Inc. 144A 3.000%, 2/1/29(1)	1,280	1,657
Tandem Diabetes Care, Inc. 144A 1.500%, 3/15/29(1)	430	503
TransMedics Group, Inc. 1.500%, 6/1/28	530	625
		10,886

Home Builders—0.1%
Meritage Homes Corp. 144A 1.750%, 5/15/28(1)	990	1,051
Internet—2.6%
Alibaba Group Holding Ltd. 144A 0.500%, 6/1/31(1)	1,805	2,081
Booking Holdings, Inc. 0.750%, 5/1/25	1,035	2,573
Magnite, Inc. 0.250%, 3/15/26	1,470	1,354
Palo Alto Networks, Inc. 0.375%, 6/1/25	1,050	3,804
Q2 Holdings, Inc. 0.750%, 6/1/26	2,290	2,567
Sea Ltd. 2.375%, 12/1/25	2,775	3,313
Snap, Inc. 0.750%, 8/1/26	1,735	1,720
Trip.com Group Ltd. 144A 0.750%, 6/15/29(1)	2,510	2,957
Uber Technologies, Inc. 0.000%, 12/15/25	5,815	6,248
Wayfair, Inc.
1.000%, 8/15/26	2,910	2,661
3.250%, 9/15/27	1,195	1,257
Zillow Group, Inc. 2.750%, 5/15/25	4,015	4,326
		34,861

Investment Companies—0.4%
Bitdeer Technologies Group 8.500%, 8/15/29	310	365
MARA Holdings, Inc. 1.000%, 12/1/26	1,575	1,392
Terawulf, Inc. 144A 2.750%, 2/1/30(1)	2,775	3,015
		4,772

Iron & Steel—0.1%
United States Steel Corp. 5.000%, 11/1/26	385	1,125
Leisure Time—0.7%
Carnival Corp. 5.750%, 12/1/27	1,065	1,945
	Par Value	Value

Leisure Time—continued
NCL Corp., Ltd.
5.375%, 8/1/25	$ 600	$ 862
1.125%, 2/15/27	3,055	3,157
Peloton Interactive, Inc. 144A 5.500%, 12/1/29(1)	535	1,108
Royal Caribbean Cruises Ltd. 6.000%, 8/15/25	730	3,031
		10,103

Machinery-Construction & Mining—0.1%
Bloom Energy Corp. 144A 3.000%, 6/1/29(1)	2,040	1,632
Media—0.4%
DISH Network Corp. 0.000%, 12/15/25	1,410	1,252
Liberty Broadband Corp. 144A 3.125%, 6/30/54(1)	1,865	2,018
Liberty Media Corp.-Liberty Formula One 2.250%, 8/15/27	2,110	2,335
		5,605

Mining—0.1%
MP Materials Corp. 144A 3.000%, 3/1/30(1)	1,230	1,364
Miscellaneous Manufacturing—0.2%
Axon Enterprise, Inc. 0.500%, 12/15/27	1,775	3,353
Passenger Airlines—0.3%
American Airlines Group, Inc. 6.500%, 7/1/25	2,660	2,806
JetBlue Airways Corp. 144A 2.500%, 9/1/29(1)	555	631
		3,437

Private Equity—0.2%
HAT Holdings I LLC 144A 3.750%, 8/15/28(1)	2,000	2,788
Retail—0.4%
Burlington Stores, Inc. 1.250%, 12/15/27	2,270	3,061
Freshpet, Inc. 3.000%, 4/1/28	990	1,998
		5,059

Retail REIT—0.2%
Federal Realty OP LP 144A 3.250%, 1/15/29(1)	2,905	2,975
Semiconductors—0.9%
MACOM Technology Solutions Holdings, Inc. 0.250%, 3/15/26	1,270	1,795
Microchip Technology, Inc. 144A 0.750%, 6/1/30(1)	1,690	1,627

See Notes to Schedule of Investments

VIRTUS Dividend, Interest & Premium Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2024
($ reported in thousands)
	Par Value	Value

Semiconductors—continued
MKS Instruments, Inc. 144A 1.250%, 6/1/30(1)	$ 1,595	$ 1,534
ON Semiconductor Corp. 0.500%, 3/1/29	2,780	2,775
Semtech Corp. 1.625%, 11/1/27	1,950	2,690
Wolfspeed, Inc. 0.250%, 2/15/28	2,135	1,248
		11,669

Software—2.0%
Akamai Technologies, Inc. 0.125%, 5/1/25	2,140	2,382
Datadog, Inc. 0.125%, 6/15/25	1,580	2,188
Evolent Health, Inc. 144A 3.500%, 12/1/29(1)	1,420	1,436
Guidewire Software, Inc. 144A 1.250%, 11/1/29(1)	2,805	2,846
MicroStrategy, Inc.
144A 0.625%, 9/15/28(1)	915	1,467
144A 0.875%, 3/15/31(1)	4,770	6,394
MongoDB, Inc. 0.250%, 1/15/26	950	1,269
Nutanix, Inc. 0.250%, 10/1/27	1,785	2,187
Progress Software Corp. 144A 3.500%, 3/1/30(1)	1,160	1,364
Snowflake, Inc.
144A 0.000%, 10/1/27(1)	310	318
144A 0.000%, 10/1/29(1)	1,965	1,998
Tyler Technologies, Inc. 0.250%, 3/15/26	1,090	1,374
Vertex, Inc. 144A 0.750%, 5/1/29(1)	1,610	2,116
		27,339

Telecommunications—0.2%
Applied Digital Corp. 144A 2.750%, 6/1/30(1)	3,190	3,230
Transportation—0.1%
World Kinect Corp. 3.250%, 7/1/28	1,140	1,247
Total Convertible Bonds and Notes (Identified Cost $221,146)		232,360

	Shares
Convertible Preferred Stocks—2.0%
Aerospace & Defense—0.4%
Boeing Co. (The), 6.000%	95,140	5,112
Banks—0.6%
Wells Fargo & Co. Series L, 7.500%	6,990	8,632
Capital Markets—0.2%
Ares Management Corp. Series B, 6.750%	41,065	2,213
	Shares	Value
Chemicals—0.1%
Albemarle Corp., 7.250%	31,705	$ 1,419
Electric Utilities—0.2%
NextEra Energy, Inc., 6.926%	50,110	2,242
Financial Services—0.2%
Apollo Global Management, Inc., 6.750%	39,955	3,051
Healthcare Providers & Services—0.1%
BrightSpring Health Services, Inc., 6.750%	15,495	867
Machinery—0.0%
Chart Industries, Inc. Series B, 6.750%	16,405	810
Technology Hardware, Storage & Peripherals—0.2%
Hewlett Packard Enterprise Co., 7.625%	48,600	2,811
Total Convertible Preferred Stocks (Identified Cost $26,124)		27,157

Common Stocks—78.9%
Aerospace & Defense—1.0%
L3Harris Technologies, Inc.	55,293	13,683
Automobile Components—0.6%
Aptiv plc(3)	133,904	7,610
Banks—10.4%
Bank of America Corp.(4)	1,032,664	43,186
Commerce Bancshares, Inc.	241,320	15,083
JPMorgan Chase & Co.(4)	68,241	15,144
PNC Financial Services Group, Inc. (The)	183,662	34,578
Truist Financial Corp.	500,489	21,546
U.S. Bancorp	243,308	11,754
		141,291

Beverages—1.5%
Constellation Brands, Inc. Class A	44,954	10,445
Keurig Dr Pepper, Inc.	319,157	10,516
		20,961

Building Products—0.8%
Allegion plc	80,125	11,188
Capital Markets—4.1%
Intercontinental Exchange, Inc.	36,969	5,762
MarketAxess Holdings, Inc.	46,945	13,587
Morgan Stanley	113,238	13,164
MSCI, Inc. Class A	40,107	22,909
		55,422

Chemicals—1.8%
Air Products & Chemicals, Inc.	42,067	13,063
FMC Corp.	176,691	11,483
		24,546

See Notes to Schedule of Investments

VIRTUS Dividend, Interest & Premium Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2024
($ reported in thousands)
	Shares	Value

Commercial Services & Supplies—0.9%
RB Global, Inc.	138,922	$ 11,772
Consumer Staples Distribution & Retail—1.5%
Costco Wholesale Corp.	13,195	11,535
Target Corp.	62,058	9,311
		20,846

Containers & Packaging—0.7%
Ball Corp.	165,307	9,794
Electric Utilities—4.8%
Eversource Energy	341,863	22,512
NextEra Energy, Inc.(4)	536,837	42,544
		65,056

Energy Equipment & Services—0.4%
Schlumberger N.V.	141,255	5,660
Entertainment—0.6%
Walt Disney Co. (The)	91,609	8,813
Financial Services—3.4%
Berkshire Hathaway, Inc. Class B(3)	26,074	11,757
Jack Henry & Associates, Inc.	65,397	11,898
Mastercard, Inc. Class A	23,780	11,880
Visa, Inc. Class A	39,261	11,380
		46,915

Food Products—0.8%
Tyson Foods, Inc. Class A	189,905	11,127
Gas Utilities—0.4%
UGI Corp.	232,061	5,549
Health Care REITs—2.8%
Alexandria Real Estate Equities, Inc.	346,313	38,631
Healthcare Equipment & Supplies—2.9%
Abbott Laboratories	102,181	11,584
IDEXX Laboratories, Inc.(3)	20,961	8,530
Medtronic plc	116,256	10,376
Teleflex, Inc.	48,311	9,713
		40,203

Healthcare Providers & Services—1.6%
UnitedHealth Group, Inc.	38,179	21,552
Healthcare Technology—0.9%
Veeva Systems, Inc. Class A(3)	59,040	12,329
Hotels, Restaurants & Leisure—2.1%
Domino’s Pizza, Inc.	51,775	21,421
Starbucks Corp.	69,174	6,758
		28,179

	Shares	Value

Industrial Conglomerates—1.5%
Honeywell International, Inc.	100,876	$ 20,748
Industrial REITs—3.1%
Prologis, Inc.	48,911	5,524
Rexford Industrial Realty, Inc.	858,754	36,832
		42,356

Insurance—1.3%
RLI Corp.	37,636	5,870
Willis Towers Watson plc	39,070	11,807
		17,677

Interactive Media & Services—1.0%
Alphabet, Inc. Class A	78,270	13,393
Life Sciences Tools & Services—1.5%
Thermo Fisher Scientific, Inc.(4)	36,794	20,101
Machinery—2.1%
Stanley Black & Decker, Inc.	213,188	19,814
Toro Co. (The)	113,358	9,123
		28,937

Oil, Gas & Consumable Fuels—5.2%
Chevron Corp.	140,145	20,856
EOG Resources, Inc.	95,214	11,612
Exxon Mobil Corp.	150,993	17,633
Ovintiv, Inc.	231,533	9,076
TC Energy Corp.	263,782	12,269
		71,446

Personal Care Products—0.3%
Estee Lauder Cos., Inc. (The) Class A	61,184	4,218
Pharmaceuticals—1.6%
Pfizer, Inc.	384,571	10,883
Zoetis, Inc. Class A	61,993	11,083
		21,966

Residential REITs—2.3%
Invitation Homes, Inc.	300,613	9,442
Mid-America Apartment Communities, Inc.	76,544	11,584
Sun Communities, Inc.	79,632	10,566
		31,592

Semiconductors & Semiconductor Equipment—1.6%
Advanced Micro Devices, Inc.(3)	74,932	10,795
Texas Instruments, Inc.	53,981	10,967
		21,762

Software—4.6%
ANSYS, Inc.(3)	16,207	5,193
Intuit, Inc.	64,732	39,506
Microsoft Corp.(4)	27,711	11,260

See Notes to Schedule of Investments

VIRTUS Dividend, Interest & Premium Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2024
($ reported in thousands)
	Shares	Value

Software—continued
Salesforce, Inc.	22,297	$ 6,497
		62,456

Specialized REITs—2.9%
American Tower Corp.	53,278	11,377
Crown Castle, Inc.	84,147	9,045
Equinix, Inc.	7,199	6,537
SBA Communications Corp. Class A	52,296	12,001
		38,960

Specialty Retail—1.5%
Best Buy Co., Inc.	74,890	6,772
Home Depot, Inc. (The)(4)	33,028	13,005
		19,777

Technology Hardware, Storage & Peripherals—1.0%
Apple, Inc.(4)	59,478	13,437
Textiles, Apparel & Luxury Goods—0.5%
Lululemon Athletica, Inc.(3)	22,293	6,641
Trading Companies & Distributors—1.4%
MonotaRO Co., Ltd. Unsponsored ADR	1,298,239	19,350
Water Utilities—1.5%
American Water Works Co., Inc.	152,043	20,999
Total Common Stocks (Identified Cost $997,985)		1,076,943

Warrant—0.0%
Energy Equipment & Services—0.0%
Nabors Industries Ltd., 6/11/26(3)	876	5
Total Warrant (Identified Cost $—)		5

Equity-Linked Notes—0.4%
Banks—0.2%
Barclays Bank plc 1.000%, 2/16/29	2,275,000	2,303
Financial Services—0.2%
Citigroup Global Markets Holdings, Inc. 1.000%, 3/15/27(5)	1,110,000	1,443
Goldman Sachs Finance Corp. 1.250%, 6/28/27(5)	1,410,000	1,393
		2,836

Total Equity-Linked Notes (Identified Cost $5,049)		5,139

Total Long-Term Investments—98.3% (Identified Cost $1,250,304)		1,341,604

	Shares	Value

Short-Term Investment—0.4%
Money Market Mutual Fund—0.4%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.758%)(6)	5,464,918	$ 5,465
Total Short-Term Investment (Identified Cost $5,465)		5,465

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—98.7% (Identified Cost $1,255,769)		1,347,069

Written Options—(0.0)%
(See open written options schedule)
Total Written Options (Premiums Received $1,221)	(495)

TOTAL INVESTMENTS, NET OF WRITTEN OPTIONS—98.7% (Identified Cost $1,254,548)	$1,346,574
Other assets and liabilities, net—1.3%	18,411
NET ASSETS—100.0%	$1,364,985

Abbreviations:
ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
OP	Operating Partnership
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2024, these securities amounted to a value of $89,461 or 6.6% of net assets.
(2)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(3)	Non-income producing.
(4)	All or a portion of the security is segregated as collateral for written options. The value of securities segregated as collateral is $89,239.
(5)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(6)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	92%
Canada	2
Ireland	2
Japan	2
Cayman Islands	1
United Kingdom	1
Total	100%
† % of total investments, net of written options, as of October 31, 2024.

See Notes to Schedule of Investments

VIRTUS Dividend, Interest & Premium Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2024
($ reported in thousands)
Open written options contracts as of October 31, 2024 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2)
Advanced Micro Devices, Inc.	(299)	$(5,382)	$180.00	11/15/24	$(5)
Air Products & Chemicals, Inc.	(147)	(5,292)	360.00	11/15/24	(11)
Alexandria Real Estate Equities, Inc.	(865)	(11,245)	130.00	11/15/24	(6)
Alphabet, Inc.	(273)	(5,050)	185.00	11/15/24	(13)
American Tower Corp.	(186)	(4,650)	250.00	11/15/24	(1)
Apple, Inc.	(208)	(5,200)	250.00	11/15/24	(9)
Aptiv plc	(502)	(4,142)	82.50	11/15/24	(10)
Bank of America Corp.	(3,097)	(14,246)	46.00	11/15/24	(34)
Best Buy Co., Inc.	(262)	(2,882)	110.00	11/15/24	(2)
Chevron Corp.	(420)	(6,720)	160.00	11/15/24	(28)
Constellation Brands, Inc.	(134)	(3,551)	265.00	11/15/24	(4)
Costco Wholesale Corp.	(46)	(4,485)	975.00	11/15/24	(2)
Domino’s Pizza, Inc.	(181)	(8,507)	470.00	11/15/24	(6)
Estee Lauder Cos., Inc. (The)	(244)	(2,562)	105.00	11/15/24	(— ) (3)
Eversource Energy	(512)	(3,584)	70.00	11/15/24	(15)
Exxon Mobil Corp.	(528)	(6,864)	130.00	11/15/24	(7)
FMC Corp.	(706)	(5,118)	72.50	11/15/24	(18)
Home Depot, Inc. (The)	(115)	(5,175)	450.00	11/15/24	(3)
Honeywell International, Inc.	(302)	(7,248)	240.00	11/15/24	—
IDEXX Laboratories, Inc.	(73)	(3,650)	500.00	11/15/24	(3)
Intuit, Inc.	(226)	(14,916)	660.00	11/15/24	(54)
JPMorgan Chase & Co.	(204)	(4,998)	245.00	11/15/24	(4)
Lululemon Athletica, Inc.	(66)	(2,046)	310.00	11/15/24	(40)
Mastercard, Inc.	(83)	(4,648)	560.00	11/15/24	(3)
Microsoft Corp.	(96)	(4,464)	465.00	11/15/24	(2)
Morgan Stanley	(396)	(5,148)	130.00	11/15/24	(5)
NextEra Energy, Inc.	(1,878)	(17,371)	92.50	11/15/24	(28)
Ovintiv, Inc.	(694)	(3,123)	45.00	11/15/24	(10)
PNC Financial Services Group, Inc. (The)	(642)	(13,482)	210.00	11/15/24	(21)
Prologis, Inc.	(97)	(1,261)	130.00	11/15/24	(— ) (3)
Rexford Industrial Realty, Inc.	(1,288)	(6,440)	50.00	11/15/24	(1)
Salesforce, Inc.	(78)	(2,574)	330.00	11/15/24	(2)
Stanley Black & Decker, Inc.	(639)	(7,668)	120.00	11/15/24	(1)
Starbucks Corp.	(242)	(2,541)	105.00	11/15/24	(10)
Target Corp.	(217)	(3,689)	170.00	11/15/24	(4)
Texas Instruments, Inc.	(161)	(3,542)	220.00	11/15/24	(10)
Truist Financial Corp.	(1,501)	(7,130)	47.50	11/15/24	(15)
Tyson Foods, Inc.	(664)	(4,316)	65.00	11/15/24	(20)
U.S. Bancorp	(486)	(2,552)	52.50	11/15/24	(8)
UnitedHealth Group, Inc.	(133)	(8,246)	620.00	11/15/24	(28)
Veeva Systems, Inc.	(177)	(4,248)	240.00	11/15/24	(4)
Visa, Inc.	(137)	(4,247)	310.00	11/15/24	(7)
Walt Disney Co. (The)	(320)	(3,360)	105.00	11/15/24	(41)
Total Written Options					$(495)

Footnote Legend:
(1) Strike price not reported in thousands.
(2) Exchange-traded options.
(3) Amount is less than $500 (not in thousands).
See Notes to Schedule of Investments

VIRTUS Dividend, Interest & Premium Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2024
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of October 31, 2024, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at October 31, 2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Convertible Bonds and Notes	$232,360	$—	$232,360	$—
Equity Securities:
Convertible Preferred Stocks	27,157	27,157	—	—
Common Stocks	1,076,943	1,076,943	—	—
Warrant	5	5	—	—
Equity-Linked Notes	5,139	—	2,303	2,836
Money Market Mutual Fund	5,465	5,465	—	—
Total Assets	1,347,069	1,109,570	234,663	2,836
Liabilities:
Other Financial Instruments:
Written Options	(495)	(383)	(112)	—
Total Investments, Net of Written Options	$1,346,574	$1,109,187	$234,551	$2,836
There were no transfers into or out of Level 3 related to securities held at October 31, 2024.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended October 31, 2024.
See Notes to Schedule of Investments

VIRTUS Dividend, Interest & Premium Strategy Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2024
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.